Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2019		308,677	1,267,313	125,296	1,701,286
Additions through business combinations	5	1,771	21,634	598	24,003
Other additions		19,331	112,645	10,838	142,814
Disposals		(731)	(133,149)	(5,134)	(139,014)
Reclassification to assets held for sale		(19,201)	(9,971)	-	(29,172)
Sale of business		(484)	(3,395)	(283)	(4,162)
Effect of movements in exchange rates		5,441	12,540	2,919	20,900
Balance at December 31, 2020		314,804	1,267,617	134,234	1,716,655
Additions through business combinations	5	766,391	445,656	61,024	1,273,070
Other additions		36,902	217,080	13,191	267,173
Disposals		(1,473)	(177,992)	(8,773)	(188,238)
Transfer from right-of-use assets		-	21,474	-	21,474
Reclassification (to) from assets held for sale		(8,843)	1,023	-	(7,820)
Effect of movements in exchange rates		2,220	(2,395)	1,089	915
Balance at December 31, 2021		1,110,001	1,772,463	200,765	3,083,229

Accumulated Depreciation
Balance at December 31, 2019		58,609	437,163	80,085	575,857
Depreciation		8,462	151,369	10,689	170,520
Disposals		(657)	(89,676)	(4,447)	(94,780)
Reclassification to assets held for sale		(7,326)	(8,488)	-	(15,814)
Sale of business		(329)	(2,494)	(253)	(3,076)
Effect of movements in exchange rates		1,058	6,448	2,014	9,520
Balance at December 31, 2020		59,817	494,322	88,088	642,227
Depreciation		16,301	187,895	20,811	225,007
Disposals		(1,332)	(110,341)	(8,347)	(120,020)
Transfer from right-of-use assets		-	5,746	-	5,746
Reclassification (to) from assets held for sale		(2,997)	424	-	(2,573)
Effect of movements in exchange rates		223	(153)	898	968
Balance at December 31, 2021		72,012	577,893	101,450	751,355

Net carrying amounts
At December 31, 2020		254,987	773,295	46,146	1,074,428
At December 31, 2021		1,037,989	1,194,570	99,315	2,331,874